Borrowings - Long-Term Debt, Debt Issued (Details) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Japanese Yen Floating Rate Loans
Notes Issued
Aggregate amount of debt issued		$ 700
Credit facility term		5 years
Euro fixed-rate notes
Notes Issued
Aggregate amount of debt issued		$ 4,600
Euro fixed-rate notes | Minimum
Notes Issued
Credit facility term		4 years
Coupon rate (as a percent)		3.375%
Euro fixed-rate notes | Maximum
Notes Issued
Credit facility term		20 years
Coupon rate (as a percent)		4.00%
Pound sterling fixed-rate notes
Notes Issued
Aggregate amount of debt issued		$ 900
Credit facility term		15 years
Coupon rate (as a percent)		4.875%
U.S dollar. fixed-rate notes
Notes Issued
Aggregate amount of debt issued	$ 5,500	$ 3,250
U.S dollar. fixed-rate notes | Minimum
Notes Issued
Credit facility term	2 years	3 years
Coupon rate (as a percent)	4.60%	4.50%
U.S dollar. fixed-rate notes | Maximum
Notes Issued
Credit facility term	30 years	30 years
Coupon rate (as a percent)	5.30%	5.10%